SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net Loss per Common Share (Details) - USD ($)			3 Months Ended		9 Months Ended
		Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Denominator:
Weighted average shares outstanding, basic	[1]			6,250,000
Weighted average shares outstanding, diluted				6,250,000
Basic net income (loss) per share				$ 0.00
Diluted net income (loss) per share				$ 0.00
Class A common stock
Numerator:
Allocation of net income (loss), as adjusted		$ 0	$ 852,305		$ (442,279)
Denominator:
Weighted average shares outstanding, basic		0	28,750,000		24,642,857
Weighted average shares outstanding, diluted		0	28,750,000		24,642,857
Basic net income (loss) per share		$ 0	$ 0.03		$ (0.02)
Diluted net income (loss) per share		$ 0.00	$ 0.03		$ (0.02)
Class B common stock
Numerator:
Allocation of net income (loss), as adjusted		$ 0	$ 213,076		$ (126,594)
Denominator:
Weighted average shares outstanding, basic		0	7,187,500		7,053,571
Weighted average shares outstanding, diluted		0	7,187,500		7,053,571
Basic net income (loss) per share		$ 0	$ 0.03		$ (0.02)
Diluted net income (loss) per share		$ 0.00	$ 0.03		$ (0.02)

[1]	Excludes an aggregate of up to 937,500 shares of Class B common stock that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised (see Note 5).